Condensed Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes [Member]
Net of cash offering costs				$ 293,750
Private Placement Offering [Member]
Net of cash offering costs	$ 79,568	$ 386,724	$ 386,724
Public Offering [Member]
Net of cash offering costs			$ 549,060
Initial Public Offering [Member]
Net of cash offering costs				$ 967,573